Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill [Abstract]
Goodwill

8. Goodwill

The impairment in goodwill for the years ended March 31, 2011, 2012 and 2013 were $nil. Details of the goodwill are as follows:

Acquisitions	March 31,
	2012	2013
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment - metallic division	(317)	(317)
	$392	$392